Shareholder Report, Line Graph (Details) 195772_Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 23, 2024	Oct. 31, 2025
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV
Accumulated Value	$ 10,054	$ 10,000	$ 12,729
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600
Accumulated Value	10,038	10,000	$ 12,809
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value	$ 9,987	$ 10,000	$ 12,130